Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefit Plans [Abstract]
Changes in Benefit Obligation and Plan Assets and Funded Status
For the
Year ended December 31
millions of dollars 2025 2024
DB pension
plans
Non-pension
benefit plans
DB pension
plans
Non-pension
benefit plans
Change in Projected Benefit Obligation ("PBO") and Accumulated Post-retirement Benefit Obligation
("APBO"):
Balance, January 1 $
2,367 $
241 $
2,273 $
227
Service cost
35
3
35
3
Plan participant contributions
5
5
6
5
Interest cost
114
12
110
12
Plan amendments -
5 -
-
Benefits paid
(160) (22) (153) (21)
Actuarial losses (gains)
(1)
(18) (2)
13 (3)
FX translation adjustment (49) (10)
83
18
Balance, December 31 $
2,294 $
232 $
2,367 $
241
Change in plan assets:
Balance, January 1 $
2,493 $
54 $
2,298 $
48
Employer contributions
38
15
36
13
Plan participant contributions
5
5
6
5
Benefits paid (160) (22) (153) (21)
Actual return on assets, net of expenses
345
5
226
4
FX translation adjustment (46) (2)
80
5
Balance, December 31 $
2,675 $
55 $
2,493 $
54
Funded status, end of year
$
381 $ (177) $
126 $ (187)
(1) The actuarial gains recognized in the period
are primarily due to higher than expected
investment returns and changes in
actuarial assumptions.

Plans with PBO/APBO in Excess of Plan Assets and Plans with Accumulated Benefit Obligation ("ABO") in Excess of Plan Assets
millions of dollars 2025 2024
DB pension
plans
Non-pension
benefit plans
DB pension
plans
Non-pension
benefit plans
PBO/APBO $
96 $
212 $
95 $
219
FV of plan assets
13 -
11 -
Funded status
$ (83) $ (212) $ (84) $ (219)
millions of dollars 2025 2024
DB pension
plans
DB pension
plans
ABO $
92 $
90
FV of plan assets
13
11
Funded status $ (79) $ (79)

Amounts Recognized in Consolidated Balance Sheets
As at December 31 December 31
millions of dollars 2025 2024
DB pension
plans
Non-pension
benefit plans
DB pension
plans
Non-pension
benefit plans
Other current liabilities $ (5) $ (17) $ (5) $ (21)
Liabilities associated with assets held for
sale
(1)
(1) (4) -
(1)
Long-term liabilities (77) (191) (78) (196)
Other long-term assets
473 -
208 -
Assets held for sale
(1)
(9)
46
1
31
AOCI, net of tax and regulatory assets
125
7
354
22
Deferred income tax expense in AOCI (12) -
(8) (1)
Net amount recognized $
494 $ (159) $
472 $ (166)
(1) On August 5, 2024, Emera announced an
agreement to sell NMGC. As a result,
NMGC's assets and liabilities were classified as
held for sale beginning in Q3 2024. For further details
on the pending transaction, refer to note 4.

Amounts Recognized in AOCI and Regulatory Assets
Regulatory assets
Actuarial
(gains) losses
Past service
gains millions of dollars
DB Pension Plans:
Balance, January 1, 2025 $
363 $ (17) $ -
Amortized in current period (9)
1 -
Current year changes (51) (158) -
Change in FX rate (16) -
-
Balance, December 31, 2025 $
287 $ (174) $ -
Non-pension benefits plans:
Balance, January 1, 2025 $
29 $ (8) $ -
Amortized in current period -
1 (3)
Current year changes (3)
2
1
Change in FX rate (1) -
-
Balance, December 31, 2025 $
25 $ (5) $ (2)
As at December 31 December 31
millions of dollars 2025 2024
DB pension
plans
Non-pension
benefit plans
DB pension
plans
Non-pension
benefit plans
Actuarial (gains) losses $ (174) (5) $ (17) (8)
Past service gains -
(2) -
-
Deferred income tax expense
12 -
8
1
AOCI, net of tax (162) (7) (9) (7)
Regulatory assets
287
14
363
29
Assets held for sale
(1)
-
11 -
-
AOCI, net of tax and regulatory assets $
125 $
18 $
354 $
22
(1) On August 5, 2024, Emera announced
an agreement to sell NMGC. As a result,
NMGC's assets and liabilities were classified
as held for
sale beginning in Q3 2024. For further details
on the pending transaction, refer to note
4.

Net Periodic Benefit Cost
As at Year ended December 31
millions of dollars 2025 2024
DB pension
plans
Non-pension
benefit plans
DB pension
plans
Non-pension
benefit plans
Service cost $
35 $
3 $
35 $
3
Interest cost
114
12
110
12
Expected return on plan assets (164) (2) (160) (2)
Current year amortization of:
Actuarial losses (gains)
(1) (1)
3 (2)
Past service gains
-
3 -
(2)
Regulatory assets
9 -
9 (2)
Settlement, curtailments -
-
-
1
Total $ (7) $
15 $ (3) $
8

Pension Plan Asset Allocations
Asset Class
Target
Range at Market
Canadian Pension Plans:
Short-term securities 0% to 10%
Fixed income 34% to 49%
Equities:
Canadian
5% to 15%
Non-Canadian
37% to 61%
Non-Canadian Pension Plans:
Cash and cash equivalents 0% to 10%
Fixed income 29% to 49%
Equities 48% to 68%

Fair Value of Plan Assets
millions of dollars NAV Level 1 Level 2 Total Percentage
As at December 31, 2025
Cash and cash equivalents $ - $ 76 $ - $ 76 3%
Net in-transits - (27) - (27) (1) %
Equity securities:
Canadian
- 117 - 117 4%
United States
- 262 - 262 10%
Other
- 146 - 146 5%
Fixed income securities:
Government
- - 110 110 4%
Corporate
- - 68 68 3%
Other
- - 13 13 - %
Mutual funds - 5 - 5 - %
Open-ended investments
measured at NAV
(1)
1,335 - - 1,335 50%
Common collective trusts
measured at NAV
(2)
570 - - 570 22%
Total
$ 1,905 $ 579 $ 191 $ 2,675 100%
As at December 31, 2024
Cash and cash equivalents $ - $ 39 $ - $ 39 2%
Net in-transits - (27) - (27) (1) %
Equity securities:
Canadian
- 109 - 109 4%
United States
- 312 - 312 12%
Other
- 140 - 140 5%
Fixed income securities:
Government
- - 132 132 5%
Corporate
- - 92 92 4%
Other
- - 22 22 1%
Mutual funds - 13 - 13 1%
Open-ended investments
measured at NAV
(1)
1,142 - - 1,142 46%
Common collective trusts
measured at NAV
(2)
519 - - 519 21%
Total
$
1,661 $
586 $
246 $
2,493 100%
(1) Net asset value ("NAV") investments are open-ended registered and non-registered mutual funds, collective investment trusts, or
pooled funds. NAV’s are calculated at least monthly and the funds honour subscription and redemption activity regularly.
(2) The common collective trusts are private funds
valued at NAV.
The NAVs are calculated based on bid prices of the underlying securities. Since the prices are not published to external
sources, NAV is used as a practical expedient. Certain funds invest primarily in equity securities of domestic and
foreign issuers while others invest in long duration
U.S. investment grade fixed income
assets and seeks to increase return through active
management of interest rate and credit risks. The
funds honour subscription and
redemption activity regularly.

Expected Cash Flows for Defined Benefit Pension and Other Post-Retirement Benefit Plans
millions of dollars
DB pension
plans
Non-pension
benefit plans
Expected employer contributions
2026 $
34 $
17
Expected benefit payments
2026
170
19
2027
174
19
2028
174
20
2029
176
20
2030
173
20
2031 – 2035
899
109

Assumptions Used in Accounting for Defined Benefit Pension and Other Post-Retirement Benefit Plans
Assumptions
The following table shows the assumptions that have been
used in accounting for DB pension and other
post-retirement benefit plans:
2025 2024
(weighted average assumptions)
DB pension
plans
Non-pension
benefit plans
DB pension
plans
Non-pension
benefit plans
Benefit obligation – December 31
Discount rate - past service 5.11% 4.87% 5.07% 4.91%
Discount rate - future service 5.21% 5.08% 5.12% 5.00%
Rate of compensation increase 3.73% 3.82% 3.73% 3.72%
Health care trend
- initial (next year)
- 6.73% - 6.53%
- ultimate
- 3.77% - 3.77%
- year ultimate reached
2045 2044
Benefit cost for year ended December 31
Discount rate - past service 5.07% 4.91% 4.89% 4.89%
Discount rate - future service 5.12% 5.00% 4.88% 4.89%
Expected long-term return on plan assets 6.42% 3.65% 6.43% 3.69%
Rate of compensation increase 3.73% 3.72% 3.87% 3.85%
Health care trend
- initial (current year)
- 6.53% - 6.04%
- ultimate
- 3.77% - 3.76%
- year ultimate reached
2044 2043
Actual assumptions used differ by plan.